Note 6. Income Taxes (Detail) - At July 31, 2012, deferred tax assets consisted of the following: (USD $)	Jul. 31, 2012	Jul. 31, 2011
Deferred tax asset (net operating loss carry-forward)	$ 95,729	$ 24,954
Less: valuation allowance	$ (95,729)	$ (24,954)